Note 8 - Leases - Future Commitments Under Long-term Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
2022, finance	$ 198
2022, operating	597
2022, total	795
2023, finance	139
2023, operating	491
2023, total	630
2024, finance	129
2024, operating	315
2024, total	444
2025, finance	64
2025, operating	253
2025, total	317
2026, finance	39
2026, operating	84
2026, total	123
Thereafter, finance	390
Thereafter, operating	0
Thereafter, total	390
Total lease payments, finance	959
Total lease payments, operating	1,740
Total lease payments, total	2,699
Less imputed interest, finance	296
Less imputed interest, operating	142
Less imputed interest, total	438
Total, finance	663	$ 893
Total, operating	1,598	1,728
Total, total	2,261
Less: current portion of obligations under leases, finance	167	333
Less: current portion of obligations under leases, operating	534	529
Less: current portion of obligations under leases, total	701
Long-term portion of obligations under leases, finance	496	560
Long-term portion of obligations under operating leases	1,064	$ 1,199
Long-term portion of obligations under leases, total	$ 1,560